Background of companies included in consolidation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Background of companies included in consolidation [Abstract]
Disclosure of Parent's stand-alone assets and liabilities [Text Block]
6.1	Parent’s stand-alone assets and liabilities

	12/31/2018	12/31/2017
	ThUS$	ThUS$

Assets	3,737,892	3,658,528
Liabilities	(1,652,401)	(1,470,707)
Equity	2,085,491	2,187,821

Disclosure of Information attributable to non-controlling interests [Text Block]
6.3	Background on non-controlling interests

Subsidiary	% of interests in the ownership held by non-controlling interests,	Profit (loss) attributable to non- controlling interests		Equity, non-controlling interests		Dividends paid to non- controlling interests
		12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Proinsa Ltda.	0.1%	-	-	-	-	-	-
SQM Potasio S.A.	0.0000001%	-	-	-	-	-	-
Ajay SQM Chile S.A.	49%	1,176	1,023	8,659	8,306	823	989
SQM Indonesia S.A.	20%	-	-	1	1	-	-
Soquimich Comercial S.A.	39.3616784%	1,375	100	41,855	49,247	8,910	1,264
Comercial Agrorama Ltda.	30%	(318)	(403)	(481)	(184)	-	-
Agrorama S.A.	0.001%	-	-	-	-	-	-
Orcoma Estudios SPA	49%	-	-	2,277	2,277	-	-
SQM (Thailand) Limited.	0.004%	-	-	-	-	-	-
Total		2,233	720	52,311	59,647	9,733	2,253